Investment in a Joint Venture (Details) - Schedule of summarized statement of profit or loss of Vibe Music Arabia FZ-LLC - Vibe Music Arabia FZ-LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in a Joint Venture (Details) - Schedule of summarized statement of profit or loss of Vibe Music Arabia FZ-LLC [Line Items]
Revenue	$ 34,613
Cost of revenue	(35,338)
Gross profit / Loss	(725)
Selling and distribution expenses	(38,706)
General and administrative expenses	(517,326)	(188,356)
Finance cost	(4,956)	(64)
Net foreign exchange differences	(4,397)
Total comprehensive loss for the year	(566,110)	(188,420)
Group’s share of loss for the year (50%)	$ (283,055)	$ (94,210)